Financial risk management - Fair Value measurement of financial assets and liabilities measured at fair value (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives-combined securities
Statements [Line Items]
Financial instruments related to repurchase partners asset management	₩ 175,000	₩ 143,500
Beneficiary certificates [Member]
Statements [Line Items]
Financial instruments related to repurchase partners asset management	175,000	143,500
Financial assets at fair value through profit or loss
Statements [Line Items]
Financial assets invested by valuation of amount related to lime asset management	40,800	92,000
Level 3 | Derivative liabilities | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative liabilities valuation amount for over the counter	535,162	785,312
Level 3 | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative financial liabilities valuation amount for over the counter	7,146,909	6,725,252
Level 3 | Financial assets at fair value through profit or loss | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative financial assets valuation amount for over the counter	86,279	66,866
Level 3 | Derivative assets | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative assets valuation amount for over the counter	₩ 718,788	₩ 629,223